Fair Value Measurements - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Detail) - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017
Fair Value Disclosures [Abstract]
Carrying value of debt	$ 1,957,900	$ 2,752,563	$ 2,802,400
Fair value of total debt	1,959,300	2,750,174	2,721,600
First Lien Term Loan [Member]
Fair Value Disclosures [Abstract]
Carrying value of debt	1,533,890	1,910,563	1,915,375	$ 1,425,273
Fair value of total debt		1,908,174
Second Lien Term Loan [Member]
Fair Value Disclosures [Abstract]
Carrying value of debt		625,000	625,000	577,183
Fair value of total debt		625,000
Abl Facility [Member]
Fair Value Disclosures [Abstract]
Credit facility, borrowed	$ 424,000	217,000	$ 262,000	$ 55,000
Fair value of total debt		$ 217,000